Employee Benefit Plans - Components of Net Periodic Pension Expense and Other Post-Retirement Benefit Expense (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Defined Benefit Plan Disclosure [Line Items]
Curtailment and settlement gains recognized		$ (300,000)		$ (300,000)
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	200,000	200,000	400,000	400,000
Interest cost	3,200,000	3,000,000	6,500,000	5,900,000
Expected return on plan assets	(3,700,000)	(4,000,000)	(7,500,000)	(8,000,000)
Amortization of prior service costs and unrecognized loss		900,000		1,900,000
Curtailment and settlement gains recognized		(300,000)		(300,000)
Net periodic pension benefit cost	(300,000)	(200,000)	(600,000)	(100,000)
Other Post-retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	100,000	100,000	200,000	200,000
Interest cost	100,000	200,000	300,000	300,000
Amortization of prior service costs and unrecognized loss	100,000	100,000	100,000	200,000
Net periodic pension benefit cost	$ 300,000	$ 400,000	$ 600,000	$ 700,000